Basis of Presentation and Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Valuation Allowances and Reserves, Deductions																	$ 20	$ 79	$ 368
Allowance for Doubtful Accounts, Premiums and Other Receivables									119									119
Deferred policy acquisition costs and present value of future profits	5,725								6,556								5,725	6,556		10,700
Deferred income taxes, net									2,131									2,131
Other liabilities	10,172								8,412								10,172	8,412
Retained earnings	10,745								11,001								10,745	11,001
Accumulated other comprehensive income, net of tax	2,843								1,251								2,843	1,251	(990)	(3,472)
Total stockholders' equity	22,447								21,486								22,447	21,486	18,754	16,200
Amortization of deferred policy acquisition costs and present value of future profits																	1,988	2,444	1,692
Insurance operating costs and other expenses																	5,204	5,269	5,292
Income from continuing operations before income taxes																	(581)	200	2,272
Income tax expense (benefit)																	(481)	(373)	568
Net income (loss)	(46)		13	[1]	(101)		96		118		60		33		501		(38)	712	1,636
Net income available to common shareholders	(57)	[2]	3	[1],[2]	(112)	[2]	86	[2]	107	[2]	50	[2]	22	[2]	491	[2]	(80)	670	1,121
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic																	$ (0.32)	$ 1.19	$ 2.76
Diluted																	$ (0.32)	$ 1.11	$ 2.54
Net income (loss) available to common shareholders per common share
Basic	$ (0.13)		$ 0.01	[1]	$ (0.26)		$ 0.20		$ 0.24		$ 0.11		$ 0.05		$ 1.10		$ (0.18)	$ 1.51	$ 2.60
Diluted	$ (0.13)	[2]	$ 0.01	[1],[2]	$ (0.26)	[2]	$ 0.18	[2]	$ 0.23	[2]	$ 0.11	[2]	$ 0.05	[2]	$ 0.99	[2]	$ (0.18)	$ 1.40	$ 2.40
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred policy acquisition costs and present value of future profits									8,744									8,744
Deferred income taxes, net									1,398									1,398
Other liabilities									8,443									8,443
Retained earnings									12,519									12,519
Accumulated other comprehensive income, net of tax									1,157									1,157
Total stockholders' equity									22,910									22,910		17,900
Amortization of deferred policy acquisition costs and present value of future profits																		3,427	2,527
Insurance operating costs and other expenses																		4,398	4,407
Income from continuing operations before income taxes																		230	2,356
Income tax expense (benefit)																		(346)	612
Net income (loss)																		662	1,680
Net income available to common shareholders																		620	1,165
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic																		$ 1.20	$ 2.85
Diluted																		$ 1.12	$ 2.62
Net income (loss) available to common shareholders per common share
Basic																		$ 1.39	$ 2.70
Diluted																		$ 1.30	$ 2.49
Effect of change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred policy acquisition costs and present value of future profits									(2,188)									(2,188)		2,600
Deferred income taxes, net									733									733
Other liabilities									(31)									(31)
Retained earnings									(1,518)									(1,518)
Accumulated other comprehensive income, net of tax									94									94
Total stockholders' equity									(1,424)									(1,424)		(1,700)
Amortization of deferred policy acquisition costs and present value of future profits																		(983)	(835)
Insurance operating costs and other expenses																		912	919
Income from continuing operations before income taxes																		71	(84)
Income tax expense (benefit)																		21	(40)
Net income (loss)																		50	(44)
Net income available to common shareholders																		50	(44)
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic																		$ 0.11	$ (0.10)
Diluted																		$ 0.10	$ (0.09)
Net income (loss) available to common shareholders per common share
Basic																		$ 0.12	$ (0.10)
Diluted																		$ 0.10	$ (0.09)
Allowance for Doubtful Accounts and Other [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Valuation Allowances and Reserves, Deductions																	46	45	55
Allowance for Doubtful Accounts, Premiums and Other Receivables	117																117
Hartford Life International Limited [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits																		0	0
Insurance operating costs and other expenses																		(41)	(34)
Income from continuing operations before income taxes																		(101)	0
Income tax expense (benefit)																		(48)	(4)
Net income (loss)																		0	0
Net income available to common shareholders																		$ 0	$ 0
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic																		$ (0.12)	$ 0.01
Diluted																		$ (0.11)	$ 0.01
Net income (loss) available to common shareholders per common share
Basic																		$ 0.00	$ 0.00
Diluted																		$ 0.00	$ 0.00

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[2]	In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.